Balance Sheet Components	12 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet Components

Note 7—Balance Sheet Components

(A) Other Current Assets

Other current assets at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Prepaid expenses	$39,544	$16,344
Receivables for value added tax (VAT) paid	807	5,978
Note receivable	—	5,000
Trade receivables, net	11,222	3,669
Income tax receivable	1,803	632
Other	874	2,140

Total other current assets	$54,250	$33,763

(B) Accrued Expenses

Accrued expenses at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Research and development expenses	$20,755	$21,607
Compensation-related expenses	38,552	29,113
Professional services expenses	10,267	5,135
Other general and administrative expenses	7,362	12,766

Total accrued expenses	$76,936	$68,621

(C) Other Current Liabilities

Other current liabilities at March 31, 2021 and 2020 consisted of the following (in thousands):

	March 31, 2021	March 31, 2020
Deferred revenue	$5,918	$3,621
Income tax payable	207	1,497
Other	3,037	234

Total other current liabilities	$9,162	$5,352